Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Debt Securities [Abstract]
Schedule of marketable securities
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2024	2023	2022
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	7,554	5,371	5,427
Financial liabilities at amortized cost	317,967	303,208	274,912
	325,521	308,579	280,339
Type
Bonds and debentures outstanding	252,765	231,880	211,597
Subordinated	35,461	30,529	25,717
Notes and other securities	37,295	46,170	43,025
	325,521	308,579	280,339

Disclosure of maturity analysis of debt instruments, book value and notional amounts
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2024 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	1,572	1,857	3,928	2,192	25,912	35,461
Senior unsecured debt	9,586	17,494	50,084	37,748	36,994	151,906
Senior secured debt	6,389	11,337	48,824	21,616	12,693	100,859
Promissory notes and other securities	18,866	18,429	—	—	—	37,295
Debt securities issued	36,413	49,117	102,836	61,556	75,599	325,521
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2024 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	1,542	1,836	3,809	2,165	25,370	34,722
Senior unsecured debt	9,533	17,398	49,808	37,540	36,790	151,069
Senior secured debt	6,372	11,307	48,689	21,555	12,657	100,580
Promissory notes and other securities	18,868	18,432	—	—	—	37,300
Debt securities issued	36,315	48,973	102,306	61,260	74,817	323,671
The analysis of the maturities of lease liabilities at 31 December 2024, 2023 and 2022 is shown below:

EUR million
	2024	2023	2022
Maturity Analysis - Discounted payments
Within 1 year	526	586	707
Between 1 and 3 years	868	918	1,005
Between 3 and 5 years	405	480	454
Later than 5 years	403	416	456
Total discounted payments at the end of the year	2,202	2,400	2,622

Disclosure of bonds and debentures by currency
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

	EUR million			2024
Currency of issue	2024	2023	2022	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	110,973	101,657	87,295	110,973	2.78%
US dollar	79,740	70,229	75,798	82,846	4.86%
Pound sterling	23,961	20,520	15,883	19,872	4.18%
Brazilian real	18,683	21,861	18,024	120,084	12.24%
Chilean peso	4,579	4,921	4,653	4,728,094	3.38%
Other currencies	14,829	12,692	9,944
Balance at end of year	252,765	231,880	211,597

Disclosure of changes in bonds and debentures outstanding
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2024	2023	2022
Balance at beginning of year	231,880	211,597	194,362
Net inclusion of entities in the Group	(1,224)	(1,467)	—
Of which:
SPIRE SA Compartment 2023-374	(1,224)	—	—
Auto ABS UK Loans PLC	—	(841)	—
PSA Bank Deutschland GmbH	—	(626)	—
Issues	77,921	68,568	66,033
Of which:
Banco Santander, S.A.	20,559	19,706	19,243
Santander UK Group Holdings plc	9,884	6,002	10,178
Santander Consumer USA Holdings Inc.	8,949	7,309	13,315
Banco Santander (Brasil) S.A.	8,039	12,781	11,233
Santander Bank, National Association	4,133	1,346	1,222
Santander Holdings USA, Inc.	3,004	1,850	2,315
Santander International Products, Plc.	2,752	1,054	599
Santander Consumer Finance, S.A.	2,271	2,557	1,293
Stellantis Financial Services Italia S.p.A.	2,021	761	—
SC Germany S.A., Compartment Consumer 2024-1	1,500	—	—
Santander Consumo 6, F.T.	1,230	—	—
Santander Consumo 7, F.T.	1,218	—	—
Banco Santander - Chile	1,171	814	1,486
Banco Santander Totta, S.A.	1,129	1,734	113
Santander Bank Polska S.A.	1,002	1,102	—
Santander Consumer Bank S.p.A.	1,001	1,460	—
SC Germany S.A., Compartment Consumer 2024-2	1,000	—	—
Banque Stellantis France	897	1,145	60
Santander Consumer Bank AG	180	1,256	—
Redemptions and repurchases	(57,676)	(48,825)	(49,903)
Of which:
Banco Santander, S.A.	(15,888)	(7,889)	(9,297)
Santander Consumer USA Holdings Inc.	(10,806)	(14,466)	(15,252)
Santander Group UK	(7,764)	(6,185)	(5,267)
Banco Santander (Brasil) S.A.	(6,919)	(10,542)	(2,721)
Santander Consumer Finance, S.A.	(2,900)	(1,800)	(3,357)
Banco Santander - Chile	(1,486)	(575)	(1,452)
Santander Bank, National Association	(1,440)	(567)	(287)
Santander Holdings USA, Inc.	(1,387)	—	(3,153)
Banco Santander Totta, S.A.	(1,055)	(108)	(62)
Banque Stellantis France	(565)	(813)	(1,165)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(122)	(140)	(1,316)
Exchange differences and other movements	1,864	2,007	1,105
Balance at year-end	252,765	231,880	211,597

Disclosure of information on liabilities secured by financial assets
Set forth below is information on the liabilities secured by assets:

EUR million
	2024	2023	2022
Asset-backed securities	49,723	37,717	40,138
Of which, mortgage-backed securities	4,377	3,019	1,549
Other mortgage securities	50,141	49,478	43,650
Of which: mortgage-backed bonds	22,631	24,619	22,049
Covered bonds (non mortgage and export financing)	995	764	352
	100,859	87,959	84,140